Dec. 11, 2015

John Hancock Funds III
Supplement dated December 11, 2015 to the current Class A and Class C Prospectus

John Hancock Strategic Growth Fund (the fund)

Effective December 11, 2015, in the "Fund summary — Fees and expenses" section, the Annual fund operating expenses table and the Expense example table are revised and restated below to reflect the reduction of the Class A Rule 12b-1 distribution and service fees from 0.30% to 0.25%:

Fees and expenses

Shareholder fees (fees paid directly from your investment)	Class A	Class C
Maximum front-end sales charge (load) on purchases, as a % of purchase price	5.00%	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00% (on certain purchases, including those of $1 million or more)	1.00%
Small account fee (for fund account balances under $1,000)	$20	$20

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class C
Management fee	0.69		0.69
Distribution and service (Rule 12b-1) fees	0.25	[1]	1.00
Other expenses [2]	0.16		0.16
Total annual fund operating expenses	1.10		1.85

[1]	"Rule 12b-1 fees" have been restated to reflect the contractual Rule 12b-1 fee schedule effective December 10, 2015.
[2]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated assuming you redeem all of your shares at the end of those periods. For Class C shares, the expense examples may differ if shares are sold or kept at the end of the period. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class A	Class C
Shares		Sold	Kept
1 year	607	288	188
3 years	832	582	582
5 years	1,076	1,001	1,001
10 years	1,773	2,169	2,169